Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Basic and diluted earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,

	2020	2019
Earnings attributable to common shareholders	1,122	1,564
Less: Dividends declared on preference shares	(2)	(3)
Earnings used in consolidated earnings per share	1,120	1,561
Less: Loss from discontinued operations, net of tax	27	6
Earnings used in earnings per share from continuing operations	1,147	1,567

Weighted Average Common Shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,

	2020	2019
Weighted-average number of common shares outstanding	496,343,778	500,395,573
Weighted-average number of vested DSUs	378,514	434,180
Basic	496,722,292	500,829,753
Effect of stock options and TRSUs	1,309,714	1,691,447
Diluted	498,032,006	502,521,200